Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contract liabilities [abstract]
Advance payments received from customers for purchase of goods	¥ 219,192	¥ 235,435
Total contract liabilities	413,180	326,866	¥ 292,513
- License fees
Contract liabilities [abstract]
Deferred revenue related to	88,536	¥ 91,431
- membership fees
Contract liabilities [abstract]
Deferred revenue related to	96,025
- loyalty points
Contract liabilities [abstract]
Deferred revenue related to	¥ 9,427
Minimum.
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum.
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%